UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21676
Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifcation

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 2.3%
Boeing Co. (The)	2,481	$134,346
Honeywell International, Inc.	66,929	2,486,412
Northrop Grumman Corp.	22,634	1,171,310
Rockwell Collins, Inc.	41,164	2,091,131
United Technologies Corp.	43,492	2,649,968

		$8,533,167

Air Freight & Logistics — 1.1%
CH Robinson Worldwide, Inc.	13,608	$785,862
Expeditors International of Washington, Inc.	21,522	756,498
United Parcel Service Inc., Class B	45,237	2,554,534

		$4,096,894

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)(1)	33,122	$564,068

		$564,068

Automobiles — 0.2%
Ford Motor Co.(1)	48,330	$348,459
Harley-Davidson, Inc.	14,657	337,111

		$685,570

Beverages — 3.0%
Brown-Forman Corp., Class B	12,723	$613,503
Coca-Cola Co. (The)	86,673	4,654,340
Pepsi Bottling Group, Inc.	22,185	808,421
PepsiCo, Inc.	81,530	4,782,550

		$10,858,814

Biotechnology — 1.9%
Amgen, Inc.(1)	56,704	$3,415,282
Celgene Corp.(1)	39,773	2,223,311
Cephalon, Inc.(1)	2,316	134,884
Gilead Sciences, Inc.(1)	26,294	1,224,774

		$6,998,251

Capital Markets — 2.7%
Bank of New York Mellon Corp. (The)	51,289	$1,486,868
Federated Investors, Inc., Class B	7,867	207,453
Goldman Sachs Group, Inc.	20,261	3,735,115
Invesco, Ltd.	38,480	875,805
Legg Mason, Inc.	10,446	324,139
Morgan Stanley	49,735	1,535,817
State Street Corp.	32,176	1,692,458

		$9,857,655

Chemicals — 1.6%
E.I. Du Pont de Nemours & Co.	73,387	$2,358,658
Eastman Chemical Co.	26,090	1,396,859
Monsanto Co.	25,107	1,943,282

		$5,698,799

Commercial Banks — 3.1%
Fifth Third Bancorp	62,580	$633,936
First Horizon National Corp.(1)	47,076	622,813
KeyCorp	25,580	166,270
M&T Bank Corp.	20,480	1,276,314
Marshall & Ilsley Corp.	39,440	318,281

Security	Shares	Value
PNC Financial Services Group, Inc.	38,904	$1,890,345
Wells Fargo & Co.	220,045	6,200,868

		$11,108,827

Commercial Services & Supplies — 1.1%
Avery Dennison Corp.	30,924	$1,113,573
Pitney Bowes, Inc.	15,666	389,300
RR Donnelley & Sons Co.	21,525	457,621
Waste Management, Inc.	70,380	2,098,732

		$4,059,226

Communications Equipment — 3.2%
Ciena Corp.(1)	26,114	$425,136
Cisco Systems, Inc.(1)	260,848	6,140,362
Harris Corp.	23,222	873,147
Harris Stratex Networks, Inc., Class A(1)	6,710	46,970
JDS Uniphase Corp.(1)	50,275	357,455
QUALCOMM, Inc.	88,202	3,967,326

		$11,810,396

Computers & Peripherals — 5.7%
Apple, Inc.(1)	30,124	$5,584,086
Hewlett-Packard Co.	112,124	5,293,374
International Business Machines Corp.	66,440	7,946,888
QLogic Corp.(1)	56,115	965,178
SanDisk Corp.(1)	12,335	267,670
Seagate Technology	45,521	692,374

		$20,749,570

Consumer Finance — 0.8%
American Express Co.	23,396	$793,124
Capital One Financial Corp.	28,625	1,022,771
Discover Financial Services	74,824	1,214,394

		$3,030,289

Containers & Packaging — 0.3%
Bemis Co., Inc.	7,568	$196,087
Sealed Air Corp.	38,830	762,233

		$958,320

Distributors — 0.4%
Genuine Parts Co.	34,078	$1,297,009

		$1,297,009

Diversified Consumer Services — 0.4%
H&R Block, Inc.	85,901	$1,578,860

		$1,578,860

Diversified Financial Services — 4.8%
Bank of America Corp.	330,013	$5,583,820
CIT Group, Inc.	82,201	99,463
Citigroup, Inc.	407,074	1,970,238
CME Group, Inc.	4,697	1,447,569
JPMorgan Chase & Co.	170,941	7,490,635
Moody’s Corp.	29,272	598,905
NYSE Euronext	8,497	245,478

		$17,436,108

Diversified Telecommunication Services — 3.3%
AT&T, Inc.	263,720	$7,123,077
Frontier Communications Corp.	107,009	806,848
Verizon Communications, Inc.	139,894	4,234,591

		$12,164,516

Security	Shares	Value
Electric Utilities — 1.4%
Duke Energy Corp.	88,867	$1,398,767
Edison International	42,652	1,432,254
FirstEnergy Corp.	42,170	1,928,012
Pinnacle West Capital Corp.	7,168	235,254

		$4,994,287

Electrical Equipment — 0.9%
Emerson Electric Co.	71,644	$2,871,491
SunPower Corp., Class A(1)	7,422	221,844

		$3,093,335

Electronic Equipment, Instruments & Components — 0.2%
Jabil Circuit, Inc.	38,182	$512,021
Molex, Inc.	13,181	275,219

		$787,240

Energy Equipment & Services — 1.9%
Diamond Offshore Drilling, Inc.	17,050	$1,628,616
Halliburton Co.	66,398	1,800,714
Rowan Cos., Inc.	23,588	544,175
Schlumberger, Ltd.	49,616	2,957,114

		$6,930,619

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	104,443	$3,732,793
Supervalu, Inc.	12,066	181,714
Wal-Mart Stores, Inc.	122,743	6,025,454

		$9,939,961

Food Products — 1.3%
ConAgra Foods, Inc.	36,224	$785,336
Hershey Co. (The)	4,707	182,914
Kellogg Co.	31,044	1,528,296
Kraft Foods, Inc., Class A	45,977	1,207,816
Tyson Foods, Inc., Class A	70,336	888,344

		$4,592,706

Gas Utilities — 0.1%
Nicor, Inc.	13,905	$508,784

		$508,784

Health Care Equipment & Supplies — 2.2%
Baxter International, Inc.	54,030	$3,080,250
Boston Scientific Corp.(1)	136,100	1,441,299
Covidien PLC	7,294	315,539
Medtronic, Inc.	78,323	2,882,286
Zimmer Holdings, Inc.(1)	3,810	203,645

		$7,923,019

Health Care Providers & Services — 1.8%
Laboratory Corp. of America Holdings(1)	9,283	$609,893
McKesson Corp.	16,377	975,250
Medco Health Solutions, Inc.(1)	45,923	2,540,001
Quest Diagnostics, Inc.	7,850	409,692
UnitedHealth Group, Inc.	76,435	1,913,932

		$6,448,768

Hotels, Restaurants & Leisure — 1.6%
Marriott International, Inc., Class A	40,086	$1,105,973
McDonald’s Corp.	52,268	2,982,935
Starwood Hotels & Resorts Worldwide, Inc.	6,880	227,246

Security	Shares	Value
Wyndham Worldwide Corp.	18,350	$299,472
Yum! Brands, Inc.	35,271	1,190,749

		$5,806,375

Household Durables — 1.0%
Black & Decker Corp.	6,526	$302,089
D.R. Horton, Inc.	22,646	258,391
KB Home	13,566	225,331
Leggett & Platt, Inc.	1,988	38,567
Lennar Corp., Class A	21,018	299,506
Newell Rubbermaid, Inc.	76,798	1,204,961
Pulte Homes, Inc.	20,311	223,218
Whirlpool Corp.	16,113	1,127,265

		$3,679,328

Household Products — 2.0%
Clorox Co. (The)	14,476	$851,479
Procter & Gamble Co.	113,659	6,583,129

		$7,434,608

Industrial Conglomerates — 2.3%
3M Co.	3,056	$225,533
General Electric Co.	406,584	6,676,109
Textron, Inc.	73,458	1,394,233

		$8,295,875

Insurance — 3.1%
ACE, Ltd.(1)	3,764	$201,223
Allianz SE ADR	12,863	160,530
AON Corp.	26,692	1,086,098
Cincinnati Financial Corp.	34,819	904,946
First American Corp.	13,676	442,692
Marsh & McLennan Cos., Inc.	50,188	1,241,149
MetLife, Inc.	64,118	2,440,972
PartnerRe, Ltd.	5,273	405,705
Principal Financial Group, Inc.	45,241	1,239,151
Prudential Financial, Inc.	7,082	353,463
Torchmark Corp.	1,726	74,960
Travelers Companies, Inc. (The)	57,879	2,849,383

		$11,400,272

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.(1)	3,454	$322,465

		$322,465

Internet Software & Services — 2.0%
Akamai Technologies, Inc.(1)	14,453	$284,435
Google, Inc., Class A(1)	11,962	5,931,358
VeriSign, Inc.(1)	43,013	1,018,978

		$7,234,771

IT Services — 0.2%
Fidelity National Information Services, Inc.	33,633	$857,978

		$857,978

Leisure Equipment & Products — 0.3%
Mattel, Inc.	54,845	$1,012,439

		$1,012,439

Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.(1)	31,697	$1,384,208

		$1,384,208

Security	Shares	Value
Machinery — 0.9%
Caterpillar, Inc.	12,685	$651,121
Eaton Corp.	24,497	1,386,285
Ingersoll-Rand Co., Ltd., Class A	20,899	640,972
Snap-On, Inc.	6,380	221,769
Stanley Works (The)	5,820	248,456

		$3,148,603

Media — 2.5%
Comcast Corp., Class A	189,724	$3,204,438
Interpublic Group of Cos., Inc.(1)	54,079	406,674
McGraw-Hill Cos., Inc. (The)	28,238	709,903
Omnicom Group, Inc.	39,439	1,456,877
Time Warner, Inc.	4,989	143,584
Walt Disney Co. (The)	110,516	3,034,769

		$8,956,245

Metals & Mining — 0.8%
AK Steel Holding Corp.	19,644	$387,576
Allegheny Technologies, Inc.	16,248	568,518
Nucor Corp.	32,315	1,519,128
United States Steel Corp.	12,709	563,898

		$3,039,120

Multi-Utilities — 2.3%
Centerpoint Energy, Inc.	17,504	$217,575
CMS Energy Corp.	138,909	1,861,381
Dominion Resources, Inc.	31,981	1,103,344
DTE Energy Co.	10,342	363,418
Integrys Energy Group, Inc.	10,554	378,783
NiSource, Inc.	33,766	469,010
Public Service Enterprise Group, Inc.	73,567	2,312,946
TECO Energy, Inc.	92,229	1,298,584
Xcel Energy, Inc.	12,009	231,053

		$8,236,094

Multiline Retail — 0.9%
Big Lots, Inc.(1)	21,190	$530,174
Macy’s, Inc.	83,584	1,528,751
Nordstrom, Inc.	41,243	1,259,561

		$3,318,486

Oil, Gas & Consumable Fuels — 10.4%
Alpha Natural Resources, Inc.(1)	9,520	$334,152
Chevron Corp.	103,429	7,284,504
ConocoPhillips	52,727	2,381,151
El Paso Corp.	53,383	550,913
EOG Resources, Inc.	28,989	2,420,871
Exxon Mobil Corp.	214,921	14,745,730
Occidental Petroleum Corp.	53,978	4,231,875
Peabody Energy Corp.	30,923	1,150,954
Petrohawk Energy Corp.(1)	16,345	395,712
Pioneer Natural Resources Co.	31,168	1,131,087
Range Resources Corp.	22,418	1,106,553
Tesoro Corp.	35,498	531,760
Williams Cos., Inc.	93,802	1,676,242

		$37,941,504

Paper & Forest Products — 0.1%
International Paper Co.	23,471	$521,760

		$521,760

Security	Shares	Value
Personal Products — 0.5%
Alberto-Culver Co.	6,250	$173,000
Estee Lauder Cos., Inc., Class A	45,196	1,675,868

		$1,848,868

Pharmaceuticals — 7.4%
Abbott Laboratories	87,147	$4,311,162
Bristol-Myers Squibb Co.	134,922	3,038,443
Johnson & Johnson	115,620	7,040,102
Merck & Co., Inc.	103,885	3,285,883
Pfizer, Inc.	340,804	5,640,306
Schering-Plough Corp.	65,508	1,850,601
Wyeth	38,849	1,887,284

		$27,053,781

Professional Services — 0.3%
Monster Worldwide, Inc.(1)	19,900	$347,852
Robert Half International, Inc.	28,288	707,766

		$1,055,618

Real Estate Investment Trusts (REITs) — 0.8%
Apartment Investment & Management Co., Class A	40,335	$594,941
Host Hotels & Resorts, Inc.	41,748	491,374
Kimco Realty Corp.	78,276	1,020,719
Plum Creek Timber Co., Inc.	12,612	386,432
ProLogis	41,966	500,235

		$2,993,701

Real Estate Management & Development — 0.2%
CB Richard Ellis Group, Inc., Class A(1)	55,825	$655,385

		$655,385

Road & Rail — 0.7%
CSX Corp.	22,133	$926,487
JB Hunt Transport Services, Inc.	6,943	223,079
Norfolk Southern Corp.	31,164	1,343,480

		$2,493,046

Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	12,606	$347,673
Applied Materials, Inc.	180,620	2,420,308
Intel Corp.	246,609	4,826,138
MEMC Electronic Materials, Inc.(1)	58,096	966,137
Microchip Technology, Inc.	37,840	1,002,760
NVIDIA Corp.(1)	46,376	697,031
Teradyne, Inc.(1)	34,622	320,254

		$10,580,301

Software — 4.1%
Citrix Systems, Inc.(1)	7,719	$302,817
Microsoft Corp.	371,777	9,625,307
Novell, Inc.(1)	45,275	204,190
Oracle Corp.	176,492	3,678,093
Quest Software, Inc.(1)	11,338	191,045
Symantec Corp.(1)	56,043	923,028

		$14,924,480

Specialty Retail — 1.8%
Abercrombie & Fitch Co., Class A	12,165	$399,985
GameStop Corp., Class A(1)	2,593	68,637
Home Depot, Inc.	67,495	1,798,067
Limited Brands, Inc.	19,874	337,659
RadioShack Corp.	19,049	315,642
Sherwin-Williams Co. (The)	13,337	802,354

Security	Shares	Value
Staples, Inc.	88,922	$2,064,769
Tiffany & Co.	23,218	894,589

		$6,681,702

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	12,042	$215,913
NIKE, Inc., Class B	39,691	2,568,008

		$2,783,921

Tobacco — 1.7%
Altria Group, Inc.	63,988	$1,139,626
Philip Morris International, Inc.	102,030	4,972,942

		$6,112,568

Trading Companies & Distributors — 0.1%
Fastenal Co.	6,000	$232,200

		$232,200

Wireless Telecommunication Services — 0.1%
Vodafone Group PLC ADR	9,067	$204,008

		$204,008

Total Common Stocks (identified cost $316,425,326)		$366,914,768

Total Investments — 100.9% (identified cost $316,425,326)		$366,914,768

Covered Call Options Written — (1.1)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	904	$1,065	10/17/09	$(1,283,680)
S&P 500 Index	1,488	1,075	10/17/09	(1,636,800)
S&P 500 Index	1,056	1,080	10/17/09	(938,784)

Total Covered Call Options Written (premiums received $6,178,121)				$(3,859,264)

Other Assets, Less Liabilities — 0.2%				$726,612

Net Assets — 100.0%				$363,782,116

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$316,424,056

Gross unrealized appreciation	$64,908,070
Gross unrealized depreciation	(14,417,358)

Net unrealized appreciation	$50,490,712

Written call options activity for the fiscal year to date ended September 30, 2009 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	3,688	$14,192,036
Options written	33,142	74,785,542
Options terminated in closing purchase transactions	(33,382)	(82,799,457)

Outstanding, end of period	3,448	$6,178,121

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of an index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,859,264.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$366,914,768	$—	$—	$366,914,768

Total Investments	$366,914,768	$—	$—	$366,914,768

Liability Description

Covered Call Options Written	$(3,859,264)	$—	$—	$(3,859,264)

Total	$(3,859,264)	$—	$—	$(3,859,264)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009